Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED DECEMBER 20, 2024
TO THE PROSPECTUS DATED FEBRUARY 1, 2024, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus (the “February 1 Combined Prospectus”) for VanEck ETF Trust (the “Trust”) regarding VanEck Durable High Dividend ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar ESG Moat ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar International Moat ETF, VanEck Morningstar SMID Moat ETF, VanEck Morningstar Wide Moat ETF and VanEck Social Sentiment ETF (each, a “Fund”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective immediately, the shares of VanEck Morningstar International Moat ETF (the “Morningstar International Moat ETF”) are no longer offered through the February 1 Combined Prospectus and all references to the Morningstar International Moat ETF are hereby deleted from the February 1 Combined Prospectus. Effective immediately, the shares of the Morningstar International Moat ETF are offered through the separate Prospectus dated December 20, 2024. The shares of each of VanEck Durable High Dividend ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar ESG Moat ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar SMID Moat ETF, VanEck Morningstar Wide Moat ETF and VanEck Social Sentiment ETF continue to be offered through the February 1 Combined Prospectus, as supplemented.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Durable High Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Durable High Dividend ETF
VanEck Long/Flat Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Long/Flat Trend ETF
VanEck Morningstar ESG Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar ESG Moat ETF
VanEck Morningstar Global Wide Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar Global Wide Moat ETF
VanEck Morningstar International Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar International Moat ETF
VanEck Morningstar SMID Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar SMID Moat ETF
VanEck Morningstar Wide Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar Wide Moat ETF
VanEck Social Sentiment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Social Sentiment ETF